GROUP BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 1,449	$ 1,323
Goodwill	2,928	2,789
Intangible assets	1,486	1,567
Investments	9	7
Investments in associates	108	103
Other non-current assets	33	35
Retirement benefit assets	133	106
Deferred tax assets	202	150
Total non current assets	6,348	6,080
Current assets
Inventories	1,691	1,614
Trade and other receivables	1,211	1,328
Cash at bank	1,762	277
Total current assets	4,664	3,219
Total assets	11,012	9,299
Equity attributable to owners of the Company
Share capital	177	177
Share premium	612	610
Capital redemption reserve	18	18
Treasury shares	(157)	(189)
Other reserves	(329)	(324)
Retained earnings	4,958	4,849
Total equity	5,279	5,141
Non-current liabilities
Long-term borrowings and lease liabilities	3,353	1,975
Retirement benefit obligations	163	136
Other payables	94	102
Provisions	294	214
Deferred tax liabilities	141	167
Total non-current liabilities	4,045	2,594
Current liabilities
Bank overdrafts, borrowings, loans and lease liabilities	337	72
Trade and other payables	1,022	1,046
Provisions	123	203
Current tax payable	206	243
Total current liabilities	1,688	1,564
Total liabilities	5,733	4,158
Total equity and liabilities	$ 11,012	$ 9,299